Organization (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Organization [Abstract]
Working capital	$ 8,985		$ 10,307
Loss from continuing operations	(3,871)	(3,291)
Borrowing capacity under the convertible notes payable to related party	$ 32,000